Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory rate (as percent)									35.00%	35.00%
Effect of:
Tax benefit at federal statutory rate									$ (15,192)	$ (14,393)
State taxes, net of federal benefit									(1,833)	(347)
Non-taxable flow-through earnings									0	12,336
Foreign									(64)	(130)
Recognition of deferred tax assets									0	(29,870)
Valuation allowance									17,697	32,440
Other									(615)	(4)
Total income tax provision	$ 2	$ (31)	$ 106	$ (84)	$ 32	$ 0	$ 0	$ 0	$ (7)	$ 32	$ 0